Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Inventories

	12.31.2018	12.31.2017
Raw materials	897.6	865.6
Work in process	891.6	612.4
Spare parts	424.3	405.2
Finished goods (i)	146.4	89.9
Held by third parties	108.7	82.3
Inventory in transit	91.1	85.2
Consumption materials	48.3	47.6
Used aircraft (ii)	46.0	102.0
Advances to suppliers	31.4	28.9
Loss on adjustment to market value (iii)	(7.7)	(17.2)
Loss due to obsolescence (iv)	(170.7)	(153.2)

	2,507.0	2,148.7

Summary of Provision Recorded for Adjustment to Realizable Value
(iii)	Refers to the provision recorded for adjustments to the realizable value of used aircraft, as follows:

	12.31.2018	12.31.2017	12.31.2016
Beginning balance	(17.2)	(19.9)	(25.4)
Additions	(8.8)	(8.2)	(14.0)
Disposals	18.3	10.9	19.5

Ending balance	(7.7)	(17.2)	(19.9)

Schedule of Inventories Provision for Obsolescence
(iv)	Changes in the provision for obsolescence were as follows:

	12.31.2018	12.31.2017	12.31.2016
Beginning balance	(153.2)	(138.1)	(161.2)
Additions	(59.8)	(48.7)	(59.8)
Disposals	41.5	37.0	83.7
Foreign exchange loss	0.8	(3.4)	(0.8)

Ending balance	(170.7)	(153.2)	(138.1)